BUSINESS COMBINATIONS - Schedule Of Share Transactions In Reverse Recapitalization (Details) - shares	Jun. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, issued (in shares)	25,290,270	26,659,711	17,862,108
Common stock, shares, outstanding (in shares)	25,290,270	26,659,711	17,862,108
TCAC non-redeeming shareholders
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)	1,752,388
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)	1,341,356
TCAC sponsor shareholders
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)	4,000,000
Legacy SpringBig shareholders
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)	18,196,526
Common stock, shares, issued (in shares)	8,362,933
Common stock, shares, outstanding (in shares)	8,362,933